Prepaid Expenses and Other Current Assets (Details)	12 Months Ended
Mar. 31, 2024 USD ($)
Prepaid Expenses and Other Current Assets [Abstract]
Revision amount	$ (427,726)
Security deposits maturity of leases	1 year